SCHEDULE OF STOCK-BASED COMPENSATION FOR RESTRICTED STOCK UNITS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation expense for RSUs	$ 369,200	$ 328,253	$ 1,096,570	$ 1,638,365	$ 1,994,085	$ 2,416,266
General and Administrative Expense [Member]
Stock-based compensation expense for RSUs	162,042	101,607	476,513	946,851	1,085,791	1,389,359
Research and Development Expense [Member]
Stock-based compensation expense for RSUs	$ 207,158	$ 226,646	$ 620,057	$ 691,514	$ 908,294	$ 1,026,907